Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 13.8	$ 12.0
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 29.6	$ 19.9